Computation of Basic and Diluted Net Loss Per Share of Common Stock (Detail) (USD $)	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net loss from operations				$ (7,180,563)							$ (23,542,357)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(777,000.0)									(1,800,000)		(238,000)
Undistributed net loss				(7,180,563)							(23,542,357)
Basic and diluted weighted average number of common shares outstanding				193,222,011							178,194,716
Basic and diluted net loss per common share		$ (0.09)	$ (0.25)	$ (0.04)	$ (0.10)	$ (1.32)	$ (1.85)	$ (3.70)	$ (0.47)		$ (0.13)	$ (0.48)	$ (6.69)	$ (1.69)
Parent [Member]
Net loss from operations	(42,268,855)									(57,923,799)
Deemed dividends on common stock attributable to controlling shareholders	(1,211,825)									12,488,175
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(124,207,129)
Undistributed net loss	(167,687,809)									(169,642,753)
Basic and diluted weighted average number of common shares outstanding	171,864,462									172,079,397
Basic and diluted net loss per common share	$ (0.98)									$ (0.99)
Parent [Member] | Series H And I Preferred Stock [Member]
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders										(124,207,129)
Noncontrolling Shareholders [Member]
Net loss from operations	(8,160,799)									(11,029,972)
Deemed dividends on common stock attributable to controlling shareholders	1,211,825									(12,488,175)
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders	(24,298,337)
Undistributed net loss	(31,247,311)									(47,816,484)
Basic and diluted weighted average number of common shares outstanding	33,181,675									32,767,721
Basic and diluted net loss per common share	$ (0.94)									$ (1.46)
Noncontrolling Shareholders [Member] | Series H And I Preferred Stock [Member]
Deemed dividends related to the Series H and I Preferred Stock attributable to all shareholders										$ (24,298,337)